RELATED PARTIES´ TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Parties Transactions
RELATED PARTIES´ TRANSACTIONS

NOTE 16: RELATED PARTIES´ TRANSACTIONS

16.1	Balances with related parties

As of December 31, 2022	Trade receivables	Other receivables		Trade payables
	Current	Non-current	Current	Current
Associates and joint ventures
TGS	5	17	6	7

Other related parties
SACDE	-	-	-	7
Other	-	-	1	-
	5	17	7	14

As of December 31, 2021	Trade receivables	Other receivables		Trade payables
	Current	Non-current	Current	Current
Associates and joint ventures
OCP	-	-	2	-
Refinor	1	-	-	2
TGS	6	23	5	3
Other related parties
SACDE	-	-	-	10
Other	-	-	1	-
	7	23	8	15

16.2	Operations with related parties

Operations for the year	Sales of goods and services (1)			Purchases of goods and services (2)			Fees for services (3)			Other operating expenses and income (4)
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Associates and joint ventures
CTB	2	2	2	-	-	-	-	-	-	-	-	-
Greenwind	-	1	1	-	-	-	-	-	-	-	-	-
Refinor	11	9	10	(11)	(6)	(5)	-	-	-	-	-	-
TGS	51	45	20	(53)	(43)	(24)	-	-	-	-	-	-

Other related parties
Fundación	-	-	-	-	-	-	-	-	-	(2)	(2)	(2)
SACDE	-	-	-	(203)	(48)	(6)	-	-	-	-	-	-
Salaverri, Dellatorre, Burgio & Wetzler	-	-	-	-	-	-	(1)	(1)	(1)	-	-	-
	64	57	33	(267)	(97)	(35)	(1)	(1)	(1)	(2)	(2)	(2)

(1)	Corresponds mainly to advisory services provided in the field of technical assistance and sales of gas and refined products.
(2)	Correspond to natural gas transportation services, purchases of refined products and other services imputed to cost of sales for US$ 191 million, US$ 50 million and US$ 29 million and infrastructure works contracted to SACDE imputed in property, plant and equipment for US$ 76 million, US$ 47 million and US$ 6 million, of which US$ 38 million, US$ 17 million and US$ 2 million correspond to fees and general expenses calculated on the costs incurred by SACDE and/or Pampa to carry out these for the years ended December 31, 2022, 2021 and 2020, respectively.
(3)	Disclosed within administrative expenses.
(4)	Corresponds mainly to donations.

Operations for the year	Finance income (1)			Dividends received			Payment of dividends
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Associates and joint ventures
Citelec	-	-	-	-	-	13	-	-	-
OCP	-	1	1	10	20	21	-	-	-
TGS	2	3	3	-	-	-	-	-	-

Other related parties
EMESA	-	-	-	-	-	-	-	-	(9)
Other	-	-	-	-	-	1	-	-	-
	2	4	4	10	20	35	-	-	(9)

(1)	Corresponds mainly to financial leases and accrued interest on loans granted.

16.3	Key management personnel remuneration

During the years ended December 31, 2022 2021 and 2020, the total remuneration to executive directors accrued amounts to US$ 26 million (US$ 7 million for Directors' and Sindycs' fees and US$ 19 million in the accrual of Stock-based Compensation Plans and Compensation Agreements), US$ 7 million (US$ 6 million for Directors' and Sindycs' fees and US$ 1 million in the accrual of Stock-based Compensation Plans and Compensation Agreements ), and US$ 7 million (US$ 6 million for Directors' and Sindycs' fees and US$ 1 million in the accrual of EBDA Compensation and Stock-based Compensation Plans), respectively.

It should be noted that, as stipulated in the compensation agreements (See Note 4.17.1), and considering that no compensation had been assigned in favor of the Company’s main officers over the last three fiscal years, on September 30, 2021 they exercised the right to set the Company’s ADR weighted average listed price over the 30 business exchange days before the closing of year 2020 as the new initial market value to calculate compensations as from fiscal year 2021. Following the exercise of this option, the officers have lost all their rights to accrued and uncollected compensations for the previous fiscal years, which generated the recognition of a profit of US$ 6.7 million as of December 31, 2021.